Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net loss	$ (12,276,520)	$ (1,218,237)	$ (7,798,300)
Other comprehensive income
Effective portion of changes in fair value of interest swap contracts	56,084	592,460	418,723
Total other comprehensive income	56,084	592,460	418,723
Total comprehensive loss	$ (12,220,436)	$ (625,777)	$ (7,379,577)